Dividends	6 Months Ended
Jun. 30, 2018
Dividends [Abstract]
Dividends

32.	DIVIDENDS

At the shareholders’ meeting on March 23, 2018, dividend payment for the year ended December 31, 2017 amounting to 336,636 million Won (500 Won per share) was approved and paid for the six months ended June 30, 2018.